RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Salaries, incentives and short-term benefits	$ 4	$ 4
Share-based awards	2	1
Compensation of Key Management Personnel	$ 6	$ 5